Allowance for Loan Losses - Age Analysis of Past Due Loans Delinquencies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Loans in repayment and percentage of each status:
Loans allowance for losses	$ (68,081)		$ (69,189)		$ (69,492)		$ (49,939)
Private Education Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in-school/grace/deferment	2,574,711	[1]	1,748,757	[1]	917,442	[1]
Loans in forbearance	16,314	[2]	8,928	[2]	5,224	[2]
Loans in repayment and percentage of each status:
Loans current	3,933,143		3,705,634		4,177,281
Loans delinquent 31-60 days	28,854	[3]	33,412	[3]	55,689	[3]
Loans delinquent 61-90 days	10,280	[3]	10,483	[3]	14,993	[3]
Loans delinquent greater than 90 days	40	[3]	694	[3]	1,740	[3]
Total loans in repayment	3,972,317		3,750,223		4,249,703
Total loans, gross	6,563,342		5,507,908		5,172,369
Loans unamortized premium (discount)	5,063		5,009		(40,491)
Total loans	6,568,405		5,512,917		5,131,878
Loans allowance for losses	(61,763)		(65,218)		(69,090)		(49,738)
Loans, net	6,506,642		5,447,699		5,062,788
Loans current, in percentage	99.00%		98.80%		98.30%
Loans delinquent 31-60 days, in percentage	0.70%	[3]	0.90%	[3]	1.30%	[3]
Loans delinquent 61-90 days, in percentage	0.30%	[3]	0.30%	[3]	0.40%	[3]
Loans delinquent greater than 90 days, in percentage	0.00%	[3]	0.00%	[3]	0.00%	[3]
Loans in repayment, in percentage	100.00%		100.00%		100.00%
Percentage of loans in repayment	60.50%		68.10%		82.20%
Delinquencies as a percentage of loans in repayment	1.00%		1.20%		1.70%
Loans in forbearance as a percentage of loans in repayment and forbearance	0.40%		0.20%		0.10%
Ffelp Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in-school/grace/deferment	132,624	[1]	108,644	[1]	24,345	[1]
Loans in forbearance	270,877	[2]	164,105	[2]	55,867	[2]
Loans in repayment and percentage of each status:
Loans current	667,025		502,128		142,928
Loans delinquent 31-60 days	80,199	[3]	77,438	[3]	5,910	[3]
Loans delinquent 61-90 days	55,954	[3]	47,742	[3]	3,162	[3]
Loans delinquent greater than 90 days	220,293	[3]	143,464	[3]	6,436	[3]
Total loans in repayment	1,023,471		770,772		158,436
Total loans, gross	1,426,972		1,043,521		238,648
Loans unamortized premium (discount)	4,081		205		1,206
Total loans	1,431,053		1,043,726		239,854
Loans allowance for losses	(6,318)		(3,971)		(402)		(201)
Loans, net	$ 1,424,735		$ 1,039,755		$ 239,452
Loans current, in percentage	65.20%		65.20%		90.20%
Loans delinquent 31-60 days, in percentage	7.80%	[3]	10.00%	[3]	3.70%	[3]
Loans delinquent 61-90 days, in percentage	5.50%	[3]	6.20%	[3]	2.00%	[3]
Loans delinquent greater than 90 days, in percentage	21.50%	[3]	18.60%	[3]	4.10%	[3]
Loans in repayment, in percentage	100.00%		100.00%		100.00%
Percentage of loans in repayment	71.70%		73.90%		66.40%
Delinquencies as a percentage of loans in repayment	34.80%		34.90%		9.80%
Loans in forbearance as a percentage of loans in repayment and forbearance	20.90%		17.60%		26.10%

[1]	Loans for customers who may still be attending school or engaging in other permitted educational activities and are not yet required to make payments on the loans (e.g., residency periods for medical students or a grace period for bar exam preparation) as well as loans for customers who have requested and qualify for other permitted program deferments such as military, unemployment, or economic hardships.
[2]	Loans for customers who have used their allowable deferment time or do not qualify for deferment, that need additional time to obtain employment or who have temporarily ceased making full payments due to hardship or other factors.
[3]	The period of delinquency is based on the number of days scheduled payments are contractually past due.